Label	Element	Value
PACE® Small/Medium Co Growth Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

January 9, 2019

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2018, as supplemented.

Includes:

–  PACE® Small/Medium Co Growth Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding certain series of PACE Select Advisors Trust (the "Trust").

Second, this supplement updates certain information regarding the investment subadvisory arrangements for PACE Small/Medium Co Growth Equity Investments, a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated LMCG Investments, LLC ("LMCG") as a subadvisor to the fund, effective as of the close of business on January 9, 2019. In addition, at the recommendation of UBS AM, the Board has appointed Jacobs Levy Equity Management, Inc. ("Jacobs Levy") to serve as a new subadvisor to the fund. Jacobs Levy will assume investment advisory responsibility with respect to a portion of the fund's portfolio effective on January 10, 2019.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Small/Medium Co Growth Equity Investments
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The section captioned "PACE Small/Medium Co Growth Equity Investments Fund summary" and sub-captioned "Principal risks" beginning on page 49 of the Multi-Class Prospectus and page 50 of the Class P Prospectus is revised by inserting the following as the seventh paragraph of that section:

Model and data risk: A subadvisor for the fund may employ a complex strategy using proprietary quantitative models in selecting investments for the fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that a subadvisor's quantitative models will perform as expected or result in effective investment decisions for the fund.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Small/Medium Co Growth Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 50 of the Multi-Class Prospectus and page 51 of the Class P Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Jacobs Levy Equity Management, Inc. ("Jacobs Levy") assumed day-to-day management of a separate portion of the fund's assets on January 10, 2019.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE. © UBS 2019. All rights reserved. UBS Asset Management (Americas) Inc.